DISCLOSURE OF OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
DISCLOSURE OF OTHER INFORMATION [Abstract]
Disclosure of issued capital [text block]

	12-31-2019	12-31-2018
Description of Ordinary Capital Share Types	100% of Capital corresponds to ordinary shares
Number of Authorized Shares by Type of Capital in Ordinary Shares	113,159,655
Nominal Value of Shares by Type of Capital in Ordinary Shares	ThU.S.$0.0031210 per share
Amount of Capital in Shares by Type of Ordinary Shares that Constitute Capital	ThU.S.$353,618

	12-31-2019	12-31-2018
Number of Shares Issued and Fully Paid by Type of Capital in Ordinary Shares	113,159,655

Disclosure of dividends [text block]
The following are the dividends paid and the corresponding per share amounts during the periods 2019 and 2018:

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	05-08-2019
Amount of Dividend	ThU.S.$ 182,040
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$ 1.60870

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Interim Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	12-12-2018
Amount of Dividend	ThU.S.$ 142,256
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$ 1.25712

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	05-10-2018
Amount of Dividend	ThU.S.$113,773
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$ 1.00542

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Interim Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	12-20-2017
Amount of Dividend	ThU.S.$60,494
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$0.53459

Detail of Dividend Paid, Ordinary Shares
Dividend Paid	Final Dividend
Type of Shares for which there is a Dividend Paid	Ordinary Shares
Date of Dividend Paid	05-10-2017
Amount of Dividend	ThU.S.$59,005
Number of Shares for which Dividends are Paid	113,159,655
Dividend per Share	U.S.$0.52143

Disclosure of detailed information about other financial information [Text Block]
The table below sets forth other income, other expenses, finance income, finance costs and share of profit (loss) of associates and joint ventures for the years ended December 31, 2019, 2018 and 2017 are as follows:

	January - December
	2019	2018	2017
	ThU.S.$	ThU.S.$	ThU.S.$
Classes of Other Income
Other Income, Total	232,393	124,304	111,513
Gain from changes in fair value of biological assets (See note 20)	154,705	84,476	83,031
Net income from insurance compensation	2,098	1,788	1,305
Revenue from export promotion	1,185	3,570	3,542
Lease income	1,995	2,156	3,061
Gain on sales of assets	15,685	13,164	13,444
Access easement	296	260	565
Compensations received	1,210	4,554	283
Gain on sales of associates	40,842	-	-
Other operating results (*)	14,377	14,336	6,282

Classes of Other Expenses by activity
Total of Other Expenses by activity	(203,698)	(95,880)	(240,165)
Depreciation	-	(523)	(466)
Legal expenses	(5,465)	(3,832)	(3,882)
Impairment provision for property, plant and equipment and others	(115,812)	(31,680)	(33,240)
Operating expenses related to staff restructuring or from plants stoppage or closed	(20,301)	(2,718)	(7,275)
Expenses related to projects	(13,407)	(15,497)	(2,139)
Loss of asset sales	(11,783)	(8,533)	(4,691)
Loss and repair of assets	(1,287)	(430)	(3,739)
Loss of forest due to fires (**)	(7,541)	(2,584)	(138,139)
Other Taxes	(15,835)	(16,821)	(17,463)
Research and development expenses	(3,851)	(1,888)	(2,594)
Fines, readjustments and interests	(1,513)	(788)	(3,675)
Other expenses	(6,903)	(10,586)	(22,862)

Classes of financing income
Financing income, total	32,582	20,895	19,640
Financial income from mutual funds - term deposits	21,841	13,177	11,023
Financial income resulting from swap - forward instruments	490	596	3,602
Other financial income	10,251	7,122	5,015

Classes of financing costs
Financing costs, Total	(273,639)	(214,779)	(287,958)
Interest expense, Banks loans	(34,576)	(29,320)	(31,014)
Interest expense, Bonds	(178,801)	(142,846)	(223,602)
Interest expense, other financial instruments	(28,326)	(18,716)	(15,706)
Interest expense for right of use	(11,436)	-	-
Other financial costs	(20,500)	(23,897)	(17,636)

Share of profit (loss) of associates and joint ventures accounted for using equity method
Total	7,775	17,246	17,017
Investments in associates	6,786	3,043	4,855
Joint ventures	989	14,203	12,162

(*)
Other operating results includes extraction of sand and gravel from wharfage and indemnities, income from contributed assets (Inv. Agrícola San Gerardo SpA), income from adjustments and interests related to fines, among others
.
(**) Loss of forest due to fires
are presented net of ThU.S.$35,000 from
insurance compensation as of December 2017.

Disclosure of expenses by nature [text block]
The analysis of expenses by nature contained in these consolidated financial statements is presented below:

	January - December
	2019	2018	2017
Cost of sales (*)	ThU.S.$	ThU.S.$	ThU.S.$
Timber	879,583	691,129	725,114
Forestry labor costs	547,749	672,233	631,276
Depreciation and amortization	409,442	377,557	389,847
Depreciation for right of use	64,434	-	-
Maintenance costs	294,853	280,715	262,764
Chemical costs	557,074	560,241	517,478
Sawmill Services	140,220	140,106	109,776
Other Raw Materials	236,250	228,701	188,874
Other Indirect costs	149,853	185,424	178,447
Energy and fuel	212,655	207,712	186,041
Cost of electricity	34,871	34,301	42,008
Wage and salaries	383,394	344,630	342,907
Total	3,910,378	3,722,749	3,574,532

(*) Total amount is composed of the cost of inventory sales for ThU.S.$ 3,861,891 (ThU.S.$ 3,662,348 and ThU.S.$ 3,510,009 at December 31, 2018 and 2017, respectively) and the cost of rendering services for ThU.S.$ 48,487 (ThU.S.$ 60,401 as of December 31, 2018)

	January - December
	2019	2018	2017
Distribution costs	ThU.S.$	ThU.S.$	ThU.S.$
Selling costs	38,097	39,402	39,175
Commissions	13,573	14,629	14,880
Insurance	4,405	4,266	3,620
Provision for doubtful accounts	981	3,144	(245)
Other selling costs	19,138	17,363	20,920
Shipping and freight costs	548,776	517,403	484,125
Port services	36,145	28,064	30,996
Freights	472,542	440,886	409,801
Depreciation for right of use	1,792	-	-
Other shipping and freight costs (intern ment , warehousing, stowage, customs and other costs)	38,297	48,453	43,328
Total	586,873	556,805	523,300

	January - December
	2019	2018	2017
Administrative expenses	ThU.S.$	ThU.S.$	ThU.S.$
Wages and salaries	229,224	247,927	218,720
Marketing, advertising, promotion and publications expenses	18,127	12,650	10,046
Insurances	19,825	15,538	17,122
Depreciation and amortization	29,412	27,879	28,210
Depreciation for right of use	10,775	-	-
Computer services	34,931	27,434	27,193
Lease rentals (offices, other property and vehicles)	7,038	14,249	14,195
Donations, contributions, scholarships	9,980	13,952	12,772
Fees (legal and technical advisors)	47,889	51,039	43,107
Property taxes, city permits and rights	16,371	17,645	17,281
Cleaning services, security services and transportation	22,959	24,089	25,153
Third-party variable services (maneuvers, logistics)	40,432	43,573	46,097
Basic services	9,537	9,467	8,423
Maintenance and repair	7,238	6,973	5,579
Seminars, courses, training materials	3,091	3,117	2,526
Other administration expenses (travels, clothing and safety equipment, enviro n mental expenses, audits and others)	47,209	45,752	44,870
Total	554,038	561,284	521,294